Note 21 - HMN Financial, Inc. Financial Information (Parent Company Only)	12 Months Ended
Dec. 31, 2013
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]

NOTE 21 HMN Financial, Inc. Financial Information (Parent Company Only)

The following are the condensed financial statements for the parent company only as of December 31, 2013 and 2012 and for the years ended December 31, 2013, 2012 and 2011.

(Dollars in thousands)	2013	2012	2011
Condensed Balance Sheets
Assets:
Cash and cash equivalents	$141	154
Investment in subsidiaries	88,332	63,165
Loans receivable, net	1,000	800
Prepaid expenses and other assets	79	14
Deferred tax asset, net	931	0
Total assets	$90,483	64,133
Liabilities and Stockholders' Equity:
Accrued expenses and other liabilities	$4,808	3,299
Total liabilities	4,808	3,299
Serial preferred stock	26,000	25,336
Common stock	91	91
Additional paid-in capital	51,175	51,795
Retained earnings	72,211	47,004
Net unrealized losses on securities available for sale	(674)	(49)
Unearned employee stock ownership plan shares	(2,804)	(2,997)
Treasury stock, at cost, 4,704,313 and 4,705,073 shares	(60,324)	(60,346)
Total stockholders' equity	85,675	60,834
Total liabilities and stockholders' equity	$90,483	64,133
Condensed Statements of Income (Loss)
Interest income	$1	3	4
Equity income (losses) of subsidiaries	26,792	6,220	(10,519)
Compensation and benefits	(235)	(227)	(263)
Occupancy	(24)	(24)	(24)
Data processing	(6)	(6)	(6)
Other	(498)	(513)	(747)
Income (loss) before income tax expense (benefit)	26,030	5,453	(11,555)
Income tax (benefit) expense	(640)	132	0
Net income (loss)	$26,670	5,321	(11,555)
Condensed Statements of Cash Flows
Cash flows from operating activities:
Net income (loss)	$26,670	5,321	(11,555)
Adjustments to reconcile net income (loss) to cash used by operating activities:
Equity (income) losses of subsidiaries	(26,792)	(6,220)	10,519
Deferred income tax benefit	(931)	0	0
Earned employee stock ownership shares priced below original cost	(21)	(162)	(81)
Stock option compensation	4	7	29
Cancellation of restricted stock awards	(119)	0	0
Amortization of restricted stock awards	202	233	298
Decrease in unearned ESOP shares	193	194	193
Increase in accrued expenses and other liabilities	47	65	101
(Increase) decrease in other assets	(65)	22	13
Other, net	(1)	0	(1)
Net cash used by operating activities	(813)	(540)	(484)
Cash flows from investing activities:
(Increase) decrease in loans receivable, net	(200)	600	100
Net cash (used) provided by investing activities	(200)	600	100
Cash flows from financing activities:
Dividends received from Bank	1,000	0	0
Net cash used by financing activities	1,000	0	0
(Decrease) increase in cash and cash equivalents	(13)	60	(384)
Cash and cash equivalents, beginning of year	154	94	478
Cash and cash equivalents, end of year	$141	154	94